                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


     /s/ Thomas S. Gayner              Richmond, VA                5/16/2011
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       114
Form 13F Information Table Value Total: $1,845,910
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.  Form 13F File Number   Name
    ---  --------------------   ------------------------------------------
     1   28-6056                Markel Gayner Asset Management Corporation

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
                                                     FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2805    30000 SH       SOLE                    30000
                                                             11949   127800 SH       DEFINED      01        124000              3800
Abbott Laboratories            COM              002824100     4341    88500 SH       DEFINED      01         87500              1000
Accenture                      COM              G1151C101      550    10000 SH       SOLE                    10000
                                                              6124   111400 SH       DEFINED      01        100000             11400
Air Products & Chemicals       COM              009158106      469     5200 SH       DEFINED      01                            5200
Alleghany Corporation          COM              017175100     1405     4244 SH       SOLE                     4244
Altria                         COM              02209S103     3038   116700 SH       DEFINED      01        114500              2200
American Express               COM              025816109      452    10000 SH       SOLE                    10000
                                                             17495   387059 SH       DEFINED      01        339000             48059
Anheuser-Busch Inbev ADR       COM              03524A108    16339   285800 SH       DEFINED      01        269000             16800
Automatic Data Processing      COM              053015103    23998   467700 SH       DEFINED      01        454700             13000
Bank of New York Mellon Corp   COM              064058100       90     3019 SH       SOLE                     3019
                                                              6964   233130 SH       DEFINED      01        214907             18223
Berkshire Hathaway Class B     COM              084670702    40569   485100 SH       SOLE                   485100
                                                             91470  1093747 SH       DEFINED      01       1026507             67240
Berkshire Hathaway, Inc.       COM              084670108    34457      275 SH       SOLE                      275
                                                             83450      666 SH       DEFINED      01           630                36
Brookfield Asset Management    COM              112585104    13958   430000 SH       SOLE                   430000
                                                             86469  2663875 SH       DEFINED      01       2465548            198327
Brown & Brown                  COM              115236101     9433   365628 SH       DEFINED      01        365628
Brown Forman Class A           COM              115637100    19287   283760 SH       DEFINED      01        281000              2760
Brown-Forman Class B           COM              115637209     4843    70915 SH       DEFINED      01         70250               665
Calumet                        COM              131476103      212    10000 SH       SOLE                    10000
                                                               546    25700 SH       DEFINED      01         25000               700
Campbell Soup Co               COM              134429109     2463    74400 SH       DEFINED      01         70000              4400

Carmax                         COM              143130102     7543   235000 SH       SOLE                   235000
                                                            159991  4984146 SH       DEFINED      01       4728070            256076
Caterpillar Inc                COM              149123101    27537   247300 SH       DEFINED      01        241000              6300
Charles Schwab                 COM              808513105    17314   960300 SH       DEFINED      01        895000             65300
Clorox Company                 COM              189054109     1121    16000 SH       DEFINED      01         16000
Coca Cola Co                   COM              191216100     4325    65200 SH       DEFINED      01         60000              5200
Contango Oil & Gas             COM              21075n204     1802    28500 SH       DEFINED      01         28500
Costco                         COM              22160K105      367     5000 SH       SOLE                     5000
                                                              2603    35500 SH       DEFINED      01         34000              1500
DENTSPLY                       COM              249030107     1309    35400 SH       DEFINED      01         35000               400
DST Systems, Inc               COM              233326107     1109    21000 SH       DEFINED      01         21000
Diageo PLC                     COM              25243Q205    25038   328500 SH       SOLE                   328500
                                                             70349   922979 SH       DEFINED      01        861500             61479
Disney                         COM              254687106     8618   200000 SH       SOLE                   200000
                                                             55405  1285794 SH       DEFINED      01       1202500             83294
EOG Resources, Inc.            COM              26875p101     9990    84300 SH       DEFINED      01         83500               800
Emerson Electric               COM              291011104    10190   174400 SH       DEFINED      01        158000             16400
Enterprise Products Lmtd Ptnsh COM              293792107      646    15000 SH       SOLE                    15000
                                                             10110   234800 SH       DEFINED      01        225000              9800
Exxon Corporation              COM              30231G102    16809   199800 SH       SOLE                   199800
                                                             44132   524573 SH       DEFINED      01        475000             49573
Fairfax Financial Holdings Ltd COM              303901102   100915   267104 SH       SOLE                   267104
                                                              4668    12355 SH       DEFINED      01         12355
Federated Investors            COM              314211103      267    10000 SH       SOLE                    10000
                                                              6326   236500 SH       DEFINED      01        235000              1500
Fidelity National Financial    COM              31620R105    24723  1749679 SH       DEFINED      01       1663000             86679
Forest City Enterprises Class  COM              345550107      215    11400 SH       DEFINED      01                           11400
General Dynamics               COM              369550108    29849   389879 SH       DEFINED      01        370000             19879
General Electric               COM              369604103    27317  1362450 SH       SOLE                  1362450
                                                             22233  1108898 SH       DEFINED      01        942550            166348
Heritage Crystal Clean Inc     COM              42726M106     3413   239500 SH       DEFINED      01        239500
Home Depot                     COM              437076102      741    20000 SH       SOLE                    20000

                                                             35089   946805 SH       DEFINED      01        900000             46805
ITC Holdings Corp              COM              465685105    12107   173200 SH       DEFINED      01        173000               200
Illinois Tool Works            COM              452308109    13584   252859 SH       DEFINED      01        230000             22859
Intel                          COM              458140100     1211    60000 SH       SOLE                    60000
                                                              4096   202992 SH       DEFINED      01        180000             22992
International Business Machine COM              459200101     1631    10000 SH       SOLE                    10000
                                                              1712    10500 SH       DEFINED      01         10000               500
International Game Technology  COM              459902102     4057   250000 SH       SOLE                   250000
                                                             14530   895237 SH       DEFINED      01        820000             75237
Investors Title Company        COM              461804106     7277   228850 SH       DEFINED      01        213300             15550
Johnson and Johnson            COM              478160104    16590   280000 SH       SOLE                   280000
                                                             16951   286095 SH       DEFINED      01        271700             14395
Kimberly Clark Corp            COM              494368103      927    14200 SH       DEFINED      01         14000               200
Leucadia National Corp         COM              527288104    22089   588400 SH       DEFINED      01        575000             13400
Lowes                          COM              548661107     2511    95000 SH       SOLE                    95000
                                                              6740   255000 SH       DEFINED      01        210000             45000
Marriott International         COM              571903202     6474   181965 SH       SOLE                   181965
                                                             43955  1235378 SH       DEFINED      01       1101907            133471
McDonalds                      COM              580135101    14636   192355 SH       DEFINED      01        181000             11355
Microsoft Corp                 COM              594918104     7464   293990 SH       DEFINED      01        274000             19990
National Oilwell               COM              637071101     6738    85000 SH       DEFINED      01         85000
Nike                           COM              654106103     3800    50200 SH       DEFINED      01         50000               200
Northern Trust Corp            COM              665859104     7105   140000 SH       DEFINED      01        140000
Novo-Nordisk A/S               COM              670100205    28759   229650 SH       DEFINED      01        215000             14650
NuStar GP Holdings             COM              67059L102    21334   585300 SH       DEFINED      01        576500              8800
Patterson Companies Inc.       COM              703395103     4474   139000 SH       DEFINED      01        135000              4000
Paychex                        COM              704326107     1597    50900 SH       DEFINED      01         50000               900
Pepsico                        COM              713448108     5861    91000 SH       DEFINED      01         90300               700
Philip Morris International    COM              718172109     7659   116700 SH       DEFINED      01        114500              2200
Plum Creek Lumber MLP          COM              729251108     6541   150000 SH       SOLE                   150000
                                                              8927   204700 SH       DEFINED      01        200000              4700

Pool Corp                      COM              73278L105     2290    95000 SH       DEFINED      01         95000
Procter & Gamble               COM              742718109     3905    63400 SH       DEFINED      01         62000              1400
RLI Corporation                COM              749607107    35608   617666 SH       DEFINED      01        598636             19030
Schlumberger                   COM              806857108     6556    70300 SH       DEFINED      01         69000              1300
State Street Corp              COM              857477103     1816    40400 SH       DEFINED      01         40400
Sysco Corp                     COM              871829107     2354    85000 SH       SOLE                    85000
                                                             19888   717979 SH       DEFINED      01        640000             77979
T.Rowe Price                   COM              74144T108      731    11000 SH       SOLE                    11000
                                                             12254   184500 SH       DEFINED      01        184000               500
Teva Pharmaceuticals           COM              881624209     7154   142600 SH       DEFINED      01        136000              6600
Union First Market Bankshares  COM              90662P104    39430  3504920 SH       SOLE                  3504920
United Parcel Service          COM              911312106     5167    69520 SH       SOLE                    69520
                                                             48289   649739 SH       DEFINED      01        597980             51759
Visa                           COM              92826C839      302     4100 SH       DEFINED      01          4000               100
W.P. Carey                     COM              92930Y107     1606    45000 SH       SOLE                    45000
                                                             32840   919900 SH       DEFINED      01        905200             14700
Wal-Mart Stores                COM              931142103     6060   116425 SH       SOLE                   116425
                                                             47817   918672 SH       DEFINED      01        844575             74097
Walgreen                       COM              931422109     8918   222160 SH       DEFINED      01        220000              2160
Washington Post Co             COM              939640108     2363     5400 SH       DEFINED      01          5200               200
Washington Real Estate Investm COM              939653101    12668   407475 SH       DEFINED      01        390300             17175
Watsco Inc                     COM              942622200      349     5000 SH       DEFINED      01          5000
Western Union                  COM              959802109     1267    61000 SH       DEFINED      01         61000
White Mountains                COM              G9618E107     2570     7056 SH       SOLE                     7056
                                                             27123    74474 SH       DEFINED      01         74474